Shareholder Report, Holdings (Details)	Apr. 30, 2025
Applied Finance Dividend Fund - Institutional Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Applied Finance Dividend Fund - Institutional Class | The Travelers Companies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Institutional Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Institutional Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Applied Finance Dividend Fund - Institutional Class | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Applied Finance Dividend Fund - Institutional Class | Ingredion, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Dividend Fund - Institutional Class | Hasbro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Applied Finance Dividend Fund - Institutional Class | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Applied Finance Dividend Fund - Institutional Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Applied Finance Dividend Fund - Institutional Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Applied Finance Dividend Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Applied Finance Dividend Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Applied Finance Dividend Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Applied Finance Dividend Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Applied Finance Dividend Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
Applied Finance Dividend Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.52%
Applied Finance Dividend Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Applied Finance Dividend Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Applied Finance Dividend Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Applied Finance Dividend Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Applied Finance Dividend Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Applied Finance Dividend Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Applied Finance Dividend Fund - Investor Class | JPMorgan Chase & Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Applied Finance Dividend Fund - Investor Class | The Travelers Companies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Investor Class | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
Applied Finance Dividend Fund - Investor Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Applied Finance Dividend Fund - Investor Class | Abbvie, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Applied Finance Dividend Fund - Investor Class | Ingredion, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.86%
Applied Finance Dividend Fund - Investor Class | Hasbro, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Applied Finance Dividend Fund - Investor Class | UGI Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%
Applied Finance Dividend Fund - Investor Class | Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.81%
Applied Finance Dividend Fund - Investor Class | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Applied Finance Dividend Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Applied Finance Dividend Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
Applied Finance Dividend Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.09%
Applied Finance Dividend Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.49%
Applied Finance Dividend Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.57%
Applied Finance Dividend Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.52%
Applied Finance Dividend Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.34%
Applied Finance Dividend Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.87%
Applied Finance Dividend Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
Applied Finance Dividend Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%
Applied Finance Dividend Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.04%
Applied Finance Dividend Fund - Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
Applied Finance Explorer Fund - Institutional Class | Federated Treasury Obligations Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Applied Finance Explorer Fund - Institutional Class | StoneX Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Applied Finance Explorer Fund - Institutional Class | Stride, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Applied Finance Explorer Fund - Institutional Class | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Institutional Class | Pathward Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Applied Finance Explorer Fund - Institutional Class | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Applied Finance Explorer Fund - Institutional Class | Enova International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Applied Finance Explorer Fund - Institutional Class | SLM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Applied Finance Explorer Fund - Institutional Class | OSI Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Applied Finance Explorer Fund - Institutional Class | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Applied Finance Explorer Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Applied Finance Explorer Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
Applied Finance Explorer Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Applied Finance Explorer Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Applied Finance Explorer Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
Applied Finance Explorer Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Applied Finance Explorer Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Applied Finance Explorer Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Applied Finance Explorer Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Applied Finance Explorer Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Applied Finance Explorer Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Applied Finance Explorer Fund - Institutional Class | Financials - Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Applied Finance Explorer Fund - Institutional Class | Financials - Non-Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
Applied Finance Explorer Fund - Investor Class | Federated Treasury Obligations Fund - Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Applied Finance Explorer Fund - Investor Class | StoneX Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
Applied Finance Explorer Fund - Investor Class | Stride, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%
Applied Finance Explorer Fund - Investor Class | Sterling Infrastructure, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
Applied Finance Explorer Fund - Investor Class | Pathward Financial, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%
Applied Finance Explorer Fund - Investor Class | Comfort Systems USA, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.16%
Applied Finance Explorer Fund - Investor Class | Enova International, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Applied Finance Explorer Fund - Investor Class | SLM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%
Applied Finance Explorer Fund - Investor Class | OSI Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Applied Finance Explorer Fund - Investor Class | Performance Food Group Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
Applied Finance Explorer Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Applied Finance Explorer Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.45%
Applied Finance Explorer Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
Applied Finance Explorer Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.66%
Applied Finance Explorer Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
Applied Finance Explorer Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Applied Finance Explorer Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
Applied Finance Explorer Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Applied Finance Explorer Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.68%
Applied Finance Explorer Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
Applied Finance Explorer Fund - Investor Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Applied Finance Explorer Fund - Investor Class | Financials - Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Applied Finance Explorer Fund - Investor Class | Financials - Non-Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.86%
Applied Finance Select Fund - Institutional Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Applied Finance Select Fund - Institutional Class | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Applied Finance Select Fund - Institutional Class | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Applied Finance Select Fund - Institutional Class | Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applied Finance Select Fund - Institutional Class | Roper Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applied Finance Select Fund - Institutional Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Applied Finance Select Fund - Institutional Class | Adobe, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Applied Finance Select Fund - Institutional Class | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Applied Finance Select Fund - Institutional Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Select Fund - Institutional Class | HP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Finance Select Fund - Institutional Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Applied Finance Select Fund - Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
Applied Finance Select Fund - Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Applied Finance Select Fund - Institutional Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Applied Finance Select Fund - Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
Applied Finance Select Fund - Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
Applied Finance Select Fund - Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Applied Finance Select Fund - Institutional Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.01%
Applied Finance Select Fund - Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Applied Finance Select Fund - Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Applied Finance Select Fund - Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Applied Finance Select Fund - Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Applied Finance Select Fund - Investor Class | Verizon Communications, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%
Applied Finance Select Fund - Investor Class | KLA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Applied Finance Select Fund - Investor Class | Applied Materials, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.33%
Applied Finance Select Fund - Investor Class | Cisco Systems, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applied Finance Select Fund - Investor Class | Roper Technologies, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Applied Finance Select Fund - Investor Class | International Business Machines Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Applied Finance Select Fund - Investor Class | Adobe, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Applied Finance Select Fund - Investor Class | Apple, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.14%
Applied Finance Select Fund - Investor Class | Oracle Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
Applied Finance Select Fund - Investor Class | HP, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Applied Finance Select Fund - Investor Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Applied Finance Select Fund - Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.68%
Applied Finance Select Fund - Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.23%
Applied Finance Select Fund - Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Applied Finance Select Fund - Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.76%
Applied Finance Select Fund - Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.04%
Applied Finance Select Fund - Investor Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.44%
Applied Finance Select Fund - Investor Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.01%
Applied Finance Select Fund - Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Applied Finance Select Fund - Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.11%
Applied Finance Select Fund - Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Applied Finance Select Fund - Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%